Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	68 Months Ended	120 Months Ended
	Nov. 30, 2025	Nov. 30, 2025	Nov. 30, 2025	Nov. 30, 2025
C000146928 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Smead Value Fund (Investor Class/SMVLX)
Average Annual Return, Percent	(1.42%)	13.10%		10.58%
C000146937 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Smead Value Fund (Class Y/SVFYX)
Average Annual Return, Percent	(1.06%)	13.50%		11.00%
C000146934 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Smead Value Fund (Class R2/SVFKX)
Average Annual Return, Percent	(1.69%)	12.84%		10.69%
C000146933 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Smead Value Fund (Class R1/SVFDX)
Average Annual Return, Percent	(1.83%)	12.76%		10.26%
C000146931 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Smead Value Fund (Class I1/SVFFX)
Average Annual Return, Percent	(1.13%)	13.41%		10.88%
C000146929 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Smead Value Fund (Class C/SVFCX)
Average Annual Return, Percent	(1.99%)	12.44%	16.98%
C000146930 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Smead Value Fund (Class A/SVFAX) with sales charge
Average Annual Return, Percent	(7.05%)	11.79%		9.95%
C000233728 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Smead International Value Fund (Class A/SVXAX) with sales charge
Average Annual Return, Percent	25.29%	19.09%		10.41%
C000233724 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Smead International Value Fund (Class C/SVXCX)
Average Annual Return, Percent	32.17%	19.84%		10.43%
C000233723 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Smead International Value Fund (Class I1/SVXFX)
Average Annual Return, Percent	33.30%	20.85%		11.38%
C000233727 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Smead International Value Fund (Class Y/SVXYX)
Average Annual Return, Percent	33.51%	21.02%		11.53%
C000233726 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Smead International Value Fund (Investor Class/SVXLX)
Average Annual Return, Percent	33.15%	20.71%		11.24%
Without Sales Load [Member] | C000146930 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Smead Value Fund (Class A/SVFAX)
Average Annual Return, Percent	(1.38%)	13.12%		10.61%
Without Sales Load [Member] | C000233728 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Smead International Value Fund (Class A/SVXAX)
Average Annual Return, Percent	32.92%	20.51%		11.07%
S And P 500 Index Total Return [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500® Index (Total Return)
Average Annual Return, Percent	15.00%	15.28%	11.19%	14.63%
MSCI All Country World Index ex USA Net USD [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index ex-USA (Net-USD)
Average Annual Return, Percent	26.04%	8.41%		7.89%
Russell 1000 Value Index Total Return [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000® Value Index (Total Return)
Average Annual Return, Percent	7.25%	12.01%	8.17%	10.21%
MSCI EAFE Index Net [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index Net
Average Annual Return, Percent	24.50%	9.27%		7.72%